Acquisition of Iason Container Carrier SA (M/V Attalos) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 22, 2012 Archimidis [Member]	Dec. 22, 2012 Agamemnon [Member]	Mar. 27, 2013 Iason Container Carrier S.A. (M/V Attalos)
Business Acquisition [Line Items]
Vessel			$ 65,000	$ 68,000	$ 54,000
Above market acquired time charter					19,768
Identifiable assets					73,768
Purchase price					(65,000)
Gain from bargain purchase	$ 17,475	$ 0			$ 8,768